Interim Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Revenue	$ 39,594	$ 30,541	$ 80,229	$ 59,756
Cost of sales	(2,713)	(1,436)	(4,959)	(3,669)
Gross profit	36,881	29,105	75,270	56,087
Sales and marketing expenses	(15,386)	(10,713)	(30,085)	(20,325)
Technology expenses	(6,141)	(3,094)	(11,864)	(6,309)
General and administrative expenses	(8,422)	(6,237)	(16,031)	(12,541)
Movements in credit losses allowance and write-offs	(142)	(741)	(471)	(701)
Fair value movement on contingent consideration	(21,159)	0	(21,632)	0
Operating (loss) profit	(14,369)	8,320	(4,813)	16,211
Finance income	4,430	230	8,324	1,174
Finance expenses	(2,318)	(897)	(4,819)	(1,351)
(Loss) income before tax	(12,257)	7,653	(1,308)	16,034
Income tax charge	(1,158)	(723)	(873)	(1,805)
Net (loss) income for the period attributable to shareholders	(13,415)	6,930	(2,181)	14,229
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign currencies	4,004	(921)	5,413	(3,515)
Cash flow hedge - effective portion of changes in fair value	(3,050)	0	(3,050)	0
Cash flow hedges - reclassified to profit or loss	2,313	0	2,313	0
Related tax	92	0	92	0
Other comprehensive income (loss) for the period, net of tax	3,359	(921)	4,768	(3,515)
Total comprehensive (loss) income for the period attributable to the shareholders	$ (10,056)	$ 6,009	$ 2,587	$ 10,714
Net (loss) income per share attributable to shareholders, basic (in usd per share)	$ (0.38)	$ 0.19	$ (0.06)	$ 0.39
Net (loss) income per share attributable to shareholders, diluted (in usd per share)	$ (0.38)	$ 0.19	$ (0.06)	$ 0.38